DISCLOSURE OF NOTES RECEIVABLE (Details) - CAD ($)					12 Months Ended
		Nov. 22, 2022	Nov. 17, 2021	Sep. 09, 2021	Dec. 31, 2022		Dec. 31, 2021
IfrsStatementLineItems [Line Items]
Principal					$ 1,194,078		$ 1,988,815
Interest					86,169		39,794
Accretion					40,735		17,038
(Impairment)/ Recovery					(309,385)		(891,471)
Repayments					(842,297)
Balance					169,300		1,154,176
(Impairment)/ Recovery					309,385		891,471
Note receivable					$ (169,300)		$ (1,154,176)
Note 1 [member]
IfrsStatementLineItems [Line Items]
Maturity date	[1]				Mar. 31, 2023		Oct. 21, 2022
Rate	[1]				0.00%		0.00%
Principal	[1]				$ 190,396		$ 180,597
Interest	[1]
Accretion	[1]				12,764		9,573
(Impairment)/ Recovery	[1]
Repayments	[1]				(33,860)
Balance	[1]				169,300		190,170
(Impairment)/ Recovery	[1]
Note receivable	[1]				$ (169,300)		$ (190,170)
Note 2 [member]
IfrsStatementLineItems [Line Items]
Maturity date	[1]				Sep. 22, 2024		Sep. 22, 2024
Rate				5.00%	5.00%	[1]	5.00%	[1]
Principal	[1]				$ 1,003,682		$ 943,385
Interest	[1]				48,992		13,156
Accretion	[1]				27,971		7,465
(Impairment)/ Recovery	[1]				(1,080,645)
Repayments	[1]
Balance	[1]						964,006
(Impairment)/ Recovery	[1]				1,080,645
Note receivable	[1]						$ (964,006)
Note 3 [member]
IfrsStatementLineItems [Line Items]
Maturity date			Apr. 26, 2022		Apr. 26, 2022		Apr. 26, 2022
Rate			8.00%		8.00%		8.00%
Principal							$ 750,000
Interest		$ 258,437			37,177		21,260
Accretion
(Impairment)/ Recovery					(771,260)		(771,260)
Repayments					(808,437)
Balance
(Impairment)/ Recovery					771,260		771,260
Note receivable
Note 4 [Member]
IfrsStatementLineItems [Line Items]
Maturity date	[1]						Jun. 01, 2023
Rate	[1]						8.00%
Principal	[1]						$ 114,833
Interest	[1]						5,378
Accretion	[1]
(Impairment)/ Recovery	[1]						(120,211)
Repayments	[1]
Balance	[1]
(Impairment)/ Recovery	[1]						120,211
Note receivable	[1]

[1]	These notes are denominated in US dollars and are converted to Canadian dollars at the reporting date.